SCHEDULE OF MINIMUM CONTRACTUAL OBLIGATIONS OF LEASES (Details) - USD ($)	Oct. 31, 2023	May 31, 2023
Lease Obligations
Operating lease, 2024	$ 161,044
Finance lease 2024	65,387
Operating lease, 2025	163,902
Finance lease, 2025	12,803
Operating lease, 2026	166,760
Finance lease, 2026	5,150
Operating lease, 2027	84,609
Finance lease, 2027
Operating lease, 2028	67,734
Operating lease, 2028
Operating lease, thereafter	112,890
Finance lease, thereafter
Operating lease, total lease payments	756,939
Finance lease, total lease payments	83,340
Operating lease, less imputed interest	(280,698)
Finance lease, less imputed interest	(4,385)
Operating lease, total lease liability	476,241	$ 271,396
Finance lease, total lease liability	$ 78,955